Document and Entity Information - USD ($)	12 Months Ended
	Jan. 02, 2016	Jan. 30, 2016	Jul. 04, 2015
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Jan. 02, 2016
Amendment Flag	false
Current Fiscal Year End Date	--01-02
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,661,989,013
Entity Common Stock, Shares Outstanding		89,430,815
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY